Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 768,000.00
Previously Paid Amount	0.00
Total Fee Amount	106.06
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 106.06
Narrative - Max Aggregate Offering Price	$ 768,000.00
Final Prospectus	true